Earnings Per Share Attributable To International Paper Company Common Shareholders	12 Months Ended
Dec. 31, 2011
Earnings Per Share Attributable To International Paper Company Common Shareholders [Abstract]
Earnings Per Share Attributable To International Paper Company Common Shareholders

NOTE 3 EARNINGS PER SHARE ATTRIBUTABLE TO INTERNATIONAL PAPER COMPANY COMMON SHAREHOLDERS

Basic earnings per common share from continuing operations is computed by dividing earnings from continuing operations by the weighted average number of common shares outstanding. Diluted earnings per common share from continuing operations is computed assuming that all potentially dilutive securities, including "in-the-money" stock options, were converted into common shares at the beginning of each year. In addition, the computation of diluted earnings per share reflects the inclusion of contingently convertible securities in periods when dilutive.

A reconciliation of the amounts included in the computation of basic earnings per common share from continuing operations, and diluted earnings per common share from continuing operations is as follows:

In millions, except per share amounts	2011	2010	2009
Earnings (loss) from continuing operations	$1,273	$691	$686
Effect of dilutive securities (a)	0	0	0
Earnings (loss) from continuing operations – assuming dilution	$1,273	$691	$686
Average common shares outstanding	432.2	429.8	425.3
Effect of dilutive securities (a):
Restricted performance share plan	4.8	4.4	2.7
Stock options (b)	0	0	0
Average common shares outstanding – assuming dilution	437.0	434.2	428.0
Basic earnings (loss) per common share from continuing operations	$2.95	$1.61	$1.61
Diluted earnings (loss) per common share from continuing operations	$2.92	$1.59	$1.61

(a)	Securities are not included in the table in periods when antidilutive.
(b)

Options to purchase 15.6 million, 18.2 million and 22.2 million shares for the years ended December 31, 2011, 2010 and 2009, respectively, were not included in the computation of diluted common shares outstanding because their exercise price exceeded the average market price of the Company's common stock for each respective reporting date.